Stockholders’ Deficit (Details Narrative) - USD ($)		9 Months Ended
	Mar. 28, 2015	Dec. 31, 2015
Common shares Par value		$ 0.0000001
Common stock, shares authorized		90,000,000
Common stock, voting rightsights		Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.
Price per share		$ 0.0001
Common stock, shars issued		40,000,000
Common stock, shares outstanding		40,000,000
Robert Russell And Sean Meadon [Member]
Number of common stock issued during period	40,000,000
Price per share	$ 0.0001
Issued common stock, value	$ 4,000